Allowance for expected credit losses - Narrative (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 140	£ 224
UK mortgages | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	67	108
UK mortgages | Judgemental adjustments £m | Repossession risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	67	85
UK mortgages | Judgemental adjustments £m | Mortgage accounts in specific segments
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	13
Credit cards | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	56	63
Credit cards | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	49	49
Other Retail | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	73	75
Other Retail | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	9	9
Other Retail | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	37	25
Commercial Banking | Judgemental adjustments £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(56)	(22)
Commercial Banking | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	50	50
Commercial Banking | Judgemental adjustments £m | Corporate insolvency rates
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	(106)	(122)
Commercial Banking | Judgemental adjustments £m | Global tariff and political disruption risks
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	0	50
Motor finance | Residual value impairment and voluntary terminations
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Allowance for expected credit losses	£ 250	£ 243	£ 211